INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
SCHEDULE OF ACQUISITION OF INTANGIBLE ASSET

Acquisition of Intangible Asset - Movies
Date	Note	Amount
08/25/2020	Script Carnival Killers acquisition	1,050,600
09/10/2020	Script writers Carnival	530,000
08/24/2021	Script writers Carnival	1,660,000
11/11/2021	Producer fees	475,000
03/05/2022	Running Wild works	205,000
05/04/2022	Running Wild works	50,000
05/04/2022	Running Wild works	50,000
05/04/2022	Running Wild works	50,000
07/18/2022	Carnival Killers works	40,000
07/18/2022	Kids Movie 1	100,000
09/14/2022	Kids Movie 1 script	525,000
09/14/2022	Movie X script	525,000
09/14/2022	Producers works Movie BR	525,000
09/14/2022	Movie X script writers	525,000
09/25/2022	TV Series	2,916,017
10/13/2022	Producer Works Script	30,000
10/19/2022	Movie X script writers	600,000
11/10/2022	Producer Work Movie BR	30,000
11/28/2022	R. U. ROBOT S.R.O. Savage	100,000
12/09/2022	Director Work Movie BR	30,000
12/23/2022	Director Work Movie BR	20,000
12/29/2022	Kids Movie 1 script	50,000
01/13/2023	Carnival of Killers	100,000
02/06/2023	Running Wild works	50,000
03/02/2023	Movie RU1	100,000
05/26/2023	Acquisitoin of movies	22,320,641
TOTAL		32,657,258

A&I Machine Learning Program - Elisee [Member]
Finite-Lived Intangible Assets [Line Items]
SCHEDULE OF ACQUISITION OF INTANGIBLE ASSET

Acquisition of Intangible Asset – Elisee
Date	Note	Amount
01/10/2020	Elisee System Development	2,500,000
03/25/2020	Elisee System Development	70,030
06/30/2020	Elisee System Development	240,000
09/30/2020	Elisee System Development	260,000
12/31/2020	Elisee System Development	250,000
06/30/2021	Database of stock for analysis 2q	60,000
06/30/2021	DEBIT PAYMENT TO ICONIC LABS PLC ref 1368435	295,000
11/25/2021	Database of stock for analysis 3q	107,200
12/31/2021	Elisee System Development	1,250,000
06/30/2023	Capitalization of Costs	760,000
09/30/2023	Capitalization of Costs	240,000
12/31/2023	Capitalization of Costs	158,600
TOTAL		5,032,230

Amortization of Intangible Asset – Elisee
Date	Note	Amount
06/30/2021	Amortization	102,084
09/30/2021	Amortization	306,253
12/31/2021	Amortization	306,253
TOTAL		714,589

Date	Note	Amount
03/31/2022	Amortization	419,353
06/30/2022	Amortization	419,353
09/30/2022	Amortization	419,353
12/31/2022	Amortization	419,353
TOTAL		1,677,410

Date	Note	Amount
03/31/2023	Amortization	419,353
06/30/2023	Amortization	419,353
09/30/2023	Amortization	482,686
12/31/2023	Amortization	502,686
TOTAL		1,824,076

Net value of Intangible Asset - A&I machine learning program		1,974,754